Debt securities (Tables)	12 Months Ended
Dec. 31, 2018
Debt securities
Financial investments
Schedule of securities analysed according to external credit ratings

	31 Dec 2018 £m
				BBB+ to
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	Other	Total
Asia
With-profits	2,873	12,379	4,142	3,760	1,747	2,303	27,204
Unit-linked	817	100	492	1,431	426	715	3,981
Non-linked shareholder-backed	1,034	3,552	3,717	2,934	2,202	1,144	14,583
Asset management	11	—	60	—	—	—	71
US
Non-linked shareholder-backed	678	7,383	10,286	14,657	1,429	7,161	41,594
UK and Europe
With-profits	6,890	9,332	11,779	14,712	2,891	8,194	53,798
Unit-linked	1,041	2,459	2,215	3,501	395	901	10,512
Non-linked shareholder-backed	3,007	6,413	4,651	1,515	158	5,902	21,646
Other operations	619	1,089	151	41	49	18	1,967
Total debt securities	16,970	42,707	37,493	42,551	9,297	26,338	175,356

	31 Dec 2017 £m
				BBB+ to
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	Other	Total
Asia:
With-profits	2,504	10,641	3,846	3,234	1,810	2,397	24,432
Unit-linked	528	103	510	1,429	372	565	3,507
Non-linked shareholder-backed	990	2,925	3,226	2,970	1,879	1,053	13,043
US:
Non-linked shareholder-backed	368	6,352	9,578	12,311	1,000	5,769	35,378
UK and Europe:
With-profits	6,492	9,378	11,666	12,856	2,877	7,392	50,661
Unit-linked	670	2,732	1,308	1,793	91	117	6,711
Non-linked shareholder-backed	5,118	11,005	9,625	3,267	258	6,062	35,335
Other operations	742	1,264	182	67	36	16	2,307
Total debt securities	17,412	44,400	39,941	37,927	8,323	23,371	171,374

Schedule of securities with credit ratings classified as "Other"

Asia - non-linked shareholder-backed	31 Dec 2018 £m	31 Dec 2017 £m

Internally rated:
Government bonds	36	25
Corporate bonds – rated as investment grade by local external ratings agencies	978	959
Other	130	69
Total Asia non-linked shareholder-backed	1,144	1,053

	31 Dec 2018 £m			31 Dec 2017 £m
	Mortgage
	-backed	Other
US	securities	securities	Total	Total

Implicit ratings of other US debt securities based on NAIC* valuations (see below):
NAIC 1	2,148	2,858	5,006	3,918
NAIC 2	2	2,116	2,118	1,794
NAIC 3-6	2	35	37	57
Total US†	2,152	5,009	7,161	5,769

*       The Securities Valuation Office of the NAIC classifies debt securities into six quality categories ranging from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated as Classes 1 to 5 and securities in or near default are designated Class 6.

†      Mortgage-backed securities totalling £1,947 million at 31 December 2018 have credit ratings issued by Standard & Poor’s of BBB- or above and hence are designated as investment grade. Other securities totalling £4,974 million at 31 December 2018 with NAIC ratings 1 or 2 are also designated as investment grade.

UK and Europe	31 Dec 2018 £m	31 Dec 2017 £m

Internal ratings or unrated:
AAA to A-	8,150	7,994
BBB to B-	3,034	3,141
Below B- or unrated	3,813	2,436
Total UK and Europe	14,997	13,571

Debt securities | Jackson (US insurance operations)
Financial investments
Schedule of additional analysis of securities
(a)

	31 Dec 2018 £m	31 Dec 2017 £m
Corporate and government security and commercial loans:
Government	5,465	4,835
Publicly traded and SEC Rule 144A securities*	26,196	22,849
Non-SEC Rule 144A securities	6,329	4,468
Asset-backed securities (see note (e))	3,604	3,226
Total US debt securities†	41,594	35,378

*       A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

†      Debt securities for US operations included in the statement of financial position comprise:

	31 Dec 2018 £m	31 Dec 2017 £m
Available-for-sale	40,849	35,293
Fair value through profit or loss	745	85
Total US debt securities	41,594	35,378

Schedule of movements in unrealised gains and losses on available-for-sale securities

		Reflected as part of movement in
		other comprehensive income
		Foreign	Changes in
		exchange	unrealised
	2018	translation	appreciation†	2017
	£m	£m	£m	£m
Assets fair valued at below book value
Book value*	25,330			6,325
Unrealised gain (loss)	(925)	(43)	(776)	(106)
Fair value (as included in statement of financial position)	24,405			6,219
Assets fair valued at or above book value
Book value*	15,933			27,763
Unrealised gain (loss)	511	41	(841)	1,311
Fair value (as included in statement of financial position)	16,444			29,074
Total
Book value*	41,263			34,088
Net unrealised gain (loss)	(414)	(2)	(1,617)	1,205
Fair value (as included in the footnote above in the overview table and the statement of financial position)	40,849			35,293

*       Book value represents cost/amortised cost of the debt securities.

†      Translated at the average rate of US$1.3352:£1.00.

Schedule of securities classified as available-for-sale in an unrealised loss position

(i)   Fair value of securities as a percentage of book value

The fair value of the debt securities in a gross unrealised loss position for various percentages of book value:

	31 Dec 2018 £m		31 Dec 2017 £m
	Fair	Unrealised	Fair	Unrealised
	value	loss	value	loss
Between 90% and 100%	23,662	(809)	6,170	(95)
Between 80% and 90%	707	(104)	36	(6)
Below 80%:
Other asset-backed securities	—	—	10	(4)
Corporate bonds	36	(12)	3	(1)
	36	(12)	13	(5)
Total	24,405	(925)	6,219	(106)

(ii)   Unrealised losses by maturity of security

	31 Dec 2018 £m	31 Dec 2017 £m
1 year to 5 years	(72)	(7)
5 years to 10 years	(436)	(41)
More than 10 years	(372)	(39)
Mortgage-backed and other debt securities	(45)	(19)
Total	(925)	(106)

(iii)   Age analysis of unrealised losses for the periods indicated

The age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	31 Dec 2018 £m			31 Dec 2017 £m
	Non-			Non-
	investment	Investment		investment	Investment
	grade	grade	Total	grade	grade	Total
Less than 6 months	(20)	(141)	(161)	(4)	(31)	(35)
6 months to 1 year	(22)	(440)	(462)	(1)	(4)	(5)
1 year to 2 years	(10)	(142)	(152)	—	(49)	(49)
2 years to 3 years	—	(123)	(123)	(1)	(6)	(7)
More than 3 years	(2)	(25)	(27)	—	(10)	(10)
Total	(54)	(871)	(925)	(6)	(100)	(106)

The age analysis as at 31 December, of the securities whose fair values were below 80 per cent of the book value:

	31 Dec 2018 £m		31 Dec 2017 £m
	Fair	Unrealised	Fair	Unrealised
Age analysis	value	loss	value	loss
Less than 3 months	32	(10)	2	—
3 months to 6 months	2	(1)	1	(1)
More than 6 months	2	(1)	10	(4)
Total	36	(12)	13	(5)

Asset-backed securities
Financial investments
Schedule of additional analysis of securities
(d)

The Group’s holdings in Asset-Backed Securities (ABS), which comprise Residential Mortgage-Backed Securities (RMBS), Commercial Mortgage-Backed Securities (CMBS), Collateralised Debt Obligations (CDO) funds and other asset-backed securities are as follows:

	31 Dec 2018 £m	31 Dec 2017 £m
Shareholder-backed business
Asia operationsnote (i)	121	118
US operationsnote (ii)	3,604	3,226
UK and Europe operations (2018: 42% AAA, 13% AA)note (iii)	1,406	1,070
Other operationsnote (iv)	445	589
	5,576	5,003
With-profits business
Asia operationsnote (i)	235	233
UK and Europe operations (2018: 66% AAA, 12% AA)note (iii)	5,270	5,658
	5,505	5,891
Total	11,081	10,894

Notes

(i)   Asia operations

The Asia operations’ exposure to asset-backed securities is primarily held by the with-profits businesses. Of the £235 million (31 December 2017: £233 million), 99.8 per cent (2017: 98.2 per cent) are investment grade.

(ii)  US operations

US operations’ exposure to asset-backed securities at 31 December comprises:

	31 Dec 2018 £m	31 Dec 2017 £m
RMBS:
Sub-prime (2018: 1% AAA, 6% AA, 2% A)	96	112
Alt-A (2018: 3% AAA, 42% A)	105	126
Prime including agency (2018: 14% AAA, 62% AA, 10% A)	441	440
CMBS (2018: 80% AAA, 15% AA, 2% A)	1,945	1,579
CDO funds (2018: 13% AA, 24% A), including £nil exposure to sub-prime	13	28
Other ABS (2018: 20% AAA, 14% AA, 49% A), including £77 million exposure to sub-prime	1,004	941
Total	3,604	3,226

(i)	UK and Europe operations

The majority of holdings of the shareholder-backed business are UK securities and relate to PAC’s annuity business. Of the holdings of the with-profits businesses, £1,823 million (31 December 2017: £1,913 million) relates to exposure to the US markets with the remaining exposure being primarily to the UK market.

(ii)	Other operations

Other operations’ exposure to asset-backed securities is held by Prudential Capital with no sub-prime exposure. Of the £445 million, 99 per cent (31 December 2017: 96 per cent) are graded AAA.

Sovereign debt
Financial investments
Schedule of additional analysis of securities

	31 Dec 2018 £m		31 Dec 2017 £m
	Shareholder-		Shareholder-
	backed	With-profits	backed	With-profits
	business	funds	business	funds
Italy	—	57	58	63
Spain	36	18	34	18
France	—	50	23	38
Germany*	239	281	693	301
Other Eurozone	103	34	82	31
Total Eurozone	378	440	890	451
United Kingdom	3,226	3,013	5,918	3,287
United States†	5,647	11,858	5,078	10,156
Other, including Asia	5,142	2,745	4,638	2,143
Total	14,393	18,056	16,524	16,037

*       Including bonds guaranteed by the federal government.

†      The exposure to the United States sovereign debt comprises holdings of the US, the UK and Europe and Asia insurance operations.

Bank debt securities
Financial investments
Schedule of additional analysis of securities

	31 Dec 2018 £m							31 Dec 2017 £m
	Senior debt			Subordinated debt
Shareholder-backed business	Covered	Senior	Total	Tier 1	Tier 2	Total	Total	Total
Spain	42	64	106	—	—	—	106	68
France	20	119	139	14	3	17	156	86
Germany	30	—	30	6	89	95	125	117
Netherlands	—	69	69	3	1	4	73	71
Other Eurozone	15	2	17	—	—	—	17	15
Total Eurozone	107	254	361	23	93	116	477	357
United Kingdom	550	623	1,173	9	164	173	1,346	1,382
United States	—	2,614	2,614	1	52	53	2,667	2,619
Other, including Asia	—	759	759	109	369	478	1,237	1,163
Total	657	4,250	4,907	142	678	820	5,727	5,521

With-profits funds
Italy	—	38	38	—	—	—	38	31
Spain	—	17	17	—	—	—	17	16
France	6	250	256	1	95	96	352	286
Germany	140	46	186	14	29	43	229	180
Netherlands	—	253	253	12	1	13	266	199
Other Eurozone	—	74	74	—	—	—	74	27
Total Eurozone	146	678	824	27	125	152	976	739
United Kingdom	909	850	1,759	2	433	435	2,194	1,938
United States	—	2,418	2,418	1	311	312	2,730	2,518
Other, including Asia	575	1,459	2,034	339	452	791	2,825	2,531
Total	1,630	5,405	7,035	369	1,321	1,690	8,725	7,726